Shareholders’ Deficit - Schedule of Assumptions Used to Calculate the Fair Value of Warrants (Details)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Valuation Technique, Option Pricing Model [Member]		Valuation Technique, Option Pricing Model [Member]
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input			4.24
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.16	3.65	3.65	3.45
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.69	4.69	5.43
Expected life range [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	10
Expected life range [Member] | Minimum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		5	5	0.28
Expected life range [Member] | Maximum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		10	10	5
Volatility range [Member] | Minimum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	172.21	139.73	139.73	126.3
Volatility range [Member] | Maximum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	175.32	173.25	173.25	165.2
Dividend yield [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0	0
Expected forfeiture [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	44	33	33	20